7. STOCKHOLDERS EQUITY (MEMBERS DEFICIT) (Details Narrative) - Quarterly (093014 Quarterly [Member], USD $)	Dec. 10, 2014	Dec. 09, 2014	Sep. 30, 2014	Dec. 31, 2013
093014 Quarterly [Member]
Common Units, Authorized				1,675,000,000
Common Stock, Shares Authorized			2,500,000,000	2,500,000,000
Common Stock, Par Value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock Issued	335,000,000	1,675,000,000	388,475,000	388,475,000
Common Stock Outstanding			388,475,000	388,475,000